SHAREHOLDERS' EQUITY (Schedule of Restricted Shares Units Activity) (Details) - RSU's [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of RSU's
Outstanding as of beginning of year	1,245,889	1,009,184	773,200
Granted	977,667	818,856	359,643
Converted	(602,423)	(553,241)	(86,847)
Forfeited	(21,837)	(28,910)	(36,812)
Outstanding as of end of year	1,599,296	1,245,889	1,009,184
Weighted Average Fair Value
Outstanding as of beginning of year	$ 21.29	$ 14.62	$ 15.11
Granted	20.80	24.88	12.83
Converted	17.86	14.71	11.45
Forfeited	22.11	16.42	14.73
Outstanding as of end of year	$ 22.27	$ 21.29	$ 14.62